Financial instruments and risk management - Trade receivables (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Not past due	$ 60,326,000	$ 42,882,000
Past due 1-30 days	6,649,000	2,566,000
Past due 31-60 days	728,000	0
More than 61 days	768,000	268,000
Total	68,471,000	45,716,000
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts	$ 0	$ 0
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment terms	15 days
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment terms	60 days